Trade Receivables, Other Receivables and Prepayments (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Schedule of trade receivables
	As at December 31,
	2019	2018
Trade receivables	12,775,324	9,416,320
Bad debt provision for trade receivables	(2,299,558)	(1,294,097)
	10,475,766	8,122,223

Schedule of other receivables
	As at December 31,
	2019	2018
Other receivables	3,387	2,617
Prepayments	116,911	852,856
	120,298	855,473

Schedule of aging analysis of trade receivables
	As at December 31,
	2019	2018
Current	778,047	1,743,556
Past due for less than 4 months	2,458,705	3,546,525
Past due for more than 4 months	9,538,573	4,126,240
	12,755,324	9,416,320

Schedule of provision for doubtful debts
	2019	2018
As at January 1	1,294,097	1,359,255
Provision provided in the year	1,028,972	-
Translation adjustment	(23,481)	(65,158)
As at December 31	2,299,558	1,294,097